Commitments and Contingencies (Details)			3 Months Ended	12 Months Ended
	Apr. 29, 2015 item	Apr. 27, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments and Contingencies [Line Items]
Settlement amount			$ 500,000	$ 500,000
Litigation liability payable			$ 200,000	$ 200,000
Settlement agreement term
Payment of the outstanding balance under the Settlement Agreement will be accelerated if the Company raises $2 million or more of gross dollars in a single funding round or raises aggregate funding of $4 million of gross dollars on or before April 10, 2015

Payment of the outstanding balance under the Settlement Agreement will be accelerated if the Company raises $2 million or more of gross dollars in a single funding round or raises aggregate funding of $4 million of gross dollars on or before April 10, 2015.

Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Settlement amount		$ 50,000
Interest percentage		18.00%
Settlement agreement term
that if Skyline obtains gross funding, as measured from all its funding and revenue beginning on April 1, 2015, in the amounts specified below, payment shall accelerate as follows: if Skyline obtains gross funding of at least $2,000,000 or more but less than $4,000,000, it shall immediately pay $250,000 to Ryan toward the current balance; if Skyline obtain gross funding of at least $4,000,000 or more, it shall immediately pay any portion of the current balance, third extension payment and interest not already paid. Additionally, incremental payments to be deducted from the current balance will be made in the following amounts: Skyline will pay $15,000 on or before May 29, 2015.

Subsequent Event [Member] | Darryl C. Demaray, Brady P. Farrell, Christopher S. Howell and Ronald W. Walters v. Skyline Medical Inc [Member]
Commitments and Contingencies [Line Items]
Number of plaintiffs | item	4